Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Less than 6 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Trade & other payables	$ 13,226,525	$ 3,267,148
Funding from related party	4,268,857	34,603
Total	17,495,382	3,301,751
6 – 12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Trade & other payables
Funding from related party
Total
Between 1 and 2 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Trade & other payables
Funding from related party
Total
Between 2 and 5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Trade & other payables
Funding from related party
Total
Over 5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Trade & other payables
Funding from related party
Total
Total contractual cashflows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Trade & other payables	13,226,525	3,267,148
Funding from related party	4,268,857	34,603
Total	17,495,382	3,301,751
Carrying amount of liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Trade & other payables	13,226,525	3,267,148
Funding from related party	4,268,857	34,603
Total	$ 17,495,382	$ 3,301,751